Significant Accounting Policies - Basis of presentation and use of estimates (Details) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2019	Jan. 01, 2019
Basis of presentation and use of estimates
Right-of use asset		$ 24,872	$ 36,700
Lease liability		$ 25,232	$ 37,500
ASU 2016-01
Basis of presentation and use of estimates
Reclassification from AOCI to retained earnings	$ 38,700